Note 4 - Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued management salaries	$ 1,418,797	$ 1,323,483	$ 924,509
Accrued directors’ fees	436,920	409,219	295,670
Other accrued expenses	61,708	118,338	18,373
Total accrued expenses	$ 1,917,425	$ 1,851,040	$ 1,238,552